Operating Revenue - Summary of Operation of Civil Aviation, Including the Provision of Passenger, Cargo, Mail Delivery, and Other Extended Transportation Services (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017 [1]
Revenue from contracts with customers within the scope of IFRS 15:
Passenger	¥ 138,502	¥ 128,038	¥ 112,791
Cargo and mail	9,615	10,026	9,082
Commission income	2,952	2,619	2,781
Hotel and tour operation income	712	676	547
General aviation income	564	476	467
Ground services income	409	429	429
Expired sales in advance of carriage	0	0	396
Air catering income	353	391	335
Cargo handling income	359	254	241
Others	654	536	553
Revenue from contract	154,120	143,445	127,622
Revenue from other sources:
Rental income	202	178	184
Revenue	¥ 154,322	¥ 143,623	¥ 127,806

[1]	The Group has initially applied IFRS 15 at January 1, 2018, using the cumulative effect method. Under this method, the comparative information is not restated (see Note 2(b)).